FINANCIAL INSTRUMENTS - Summary of Net Derivative Financial Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Current Asset	$ 40	$ 54	[1]
Non-Current Asset	8	0
Disclosure of financial liabilities [line items]
Current Liability	(6)	(6)	[1]
Non-Current Liability	(3)	0
Total	39	48
Commodity, power, storage and rail financial instruments
Disclosure of financial liabilities [line items]
Current Liability	(6)	(2)
Non-Current Liability	(3)	0
Total	30	42
Foreign exchange
Disclosure of financial liabilities [line items]
Current Liability	0	(4)
Non-Current Liability	0	0
Total	9	6
Commodity, power, storage and rail financial instruments
Disclosure of financial assets [line items]
Current Asset	34	44
Non-Current Asset	5	0
Foreign exchange
Disclosure of financial assets [line items]
Current Asset	6	10
Non-Current Asset	$ 3	$ 0

[1]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.